OTHER PAYABLES - Third Parties (Details) - Third Parties	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
OTHER PAYABLES
Professional service fees	¥ 416,814	$ 57,103	¥ 1,610,455
Distributors and employees	599,992	82,199	586,929
Accrued expenses	213,718	29,279	229,385
Others	328,847	45,052	342,916
Total	¥ 1,559,371	$ 213,633	¥ 2,769,685